Nature of Operations	12 Months Ended
Dec. 31, 2019
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is jointly controlled by (23.39%) Priortech Ltd., an Israeli corporation listed on the Tel-Aviv Stock Exchange and (20.23%) Chroma Ate Inc. (“Chroma”) (See Note 1(B) below). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.

B.
In February 2019, Chroma Ate Inc, a Taiwanese company, acquired approximately 20.5% of Camtek’s shares in a cash transaction. 6,117,440 Camtek shares were purchased from Priortech for $58,100 whilst a further 1,700,000 new shares were issued by Camtek, for $16,200. The cash consideration was calculated based on a share-price of $9.50 per Camtek share, which reflected a 29% premium on Camtek’s closing price as of February 8, 2019.

A voting agreement was signed between Priortech and Chroma according to which the parties will vote together in Camtek’s shareholders’ meetings. According to the voting agreement, after the closing of the transaction, Chroma is entitled to two seats on Camtek’s Board of Directors and Priortech is entitled to three seats.

In addition to the investment, Chroma and Camtek entered into an agreement in which Camtek will in the future license its triangulation technology, a metrology solution, in a fee-bearing license for non-semiconductor applications to be used by Chroma. In addition, Chroma and Camtek agreed to cooperate in potential projects for the semiconductor market based on synergies between their inspection and metrology technologies.

The transaction was completed in June 2019.

C.
In September 2017, the Company completed the sale of its PCB inspection and metrology business unit. The buyers acquired the entire assets and liabilities related to the PCB business unit, including 100% equity interests in the Company’s Chinese and Taiwanese subsidiaries. The Company received a total cash consideration of $32,000 upon closing and a further $1,257 in 2019 based upon the PCB business unit's financial performance in 2018.

Due to the sale of the Company’s PCB business, the results of this unit ceased to be consolidated in 2017 and are accounted as discontinued operations. (See Note 19)